U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

February 28, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	LoCorr Investment Trust (the “Trust”)
Registration Nos.: 333-171360, 811-22509

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series: LoCorr Macro Strategy Fund, (the “Fund”), is Post-Effective Amendment No. 50 under the 1933 Act and Amendment No. 51 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective 60 days after filing. The purpose of this filing is to add disclosure related to a change in investment strategy for the Fund concerning exposure in Bitcoin.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Senior Vice President
for U.S. Bank Global Fund Services,
as Administrator to the Trust